Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Reconciliation of the Effective Tax Rate - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Effective Tax Rate Abstract
Profit (loss) before tax	€ (58,221)	€ (16,335)	€ (87,227)
Tax using the Company’s domestic tax rate	17,161	4,815	25,710
Difference in tax rates	(1,348)	(525)	(10,516)
Non-deductible expenses	(585)	(130)	(582)
Non-taxable income	1,291	344
Additions for tax purposes	362	(84)
Non-recognition of deferred tax on loss carry forward and temporary differences	(10,594)	(6,738)	(7,319)
True up on deferred taxes from prior year	(18)	527
Permanent differences	(3,130)	(795)	(7,736)
Others	2	14	30
Taxes on income	€ 3,141	€ (2,572)	€ (413)